Variable Interest Entities (Tables)	12 Months Ended
Dec. 31, 2017
Variable Interest Entities
Schedule of carrying amounts of consolidated VIE assets and liabilities associated with securitization trusts

(dollars in millions)
December 31,	2017	2016

Assets
Cash and cash equivalents	$4	$3
Finance receivables:
Personal loans	9,769	9,509
Allowance for finance receivable losses	465	501
Restricted cash and restricted cash equivalents	482	552
Other assets	20	14

Liabilities
Long-term debt	$8,688	$8,240
Other liabilities	15	16
Our securitized borrowings at December 31, 2017 consisted of the following:

(dollars in millions)	Issue Amount *	Current Note Amounts Outstanding *	Current Weighted Average Interest Rate	Original Revolving Period	Issue Date	Maturity Date

Consumer Securitizations:
SLFT 2015-A	$1,163	$1,163	3.47%	3 years	02/26/2015	11/2024
SLFT 2015-B	314	314	3.78%	5 years	04/07/2015	05/2028
SLFT 2016-A (a)	532	500	3.10%	2 years	12/14/2016	11/2029
SLFT 2017-A (b)	652	619	2.98%	3 years	06/28/2017	07/2030
OMFIT 2014-2	1,185	320	4.16%	2 years	07/30/2014	09/2024
OMFIT 2015-1	1,229	1,229	3.74%	3 years	02/05/2015	03/2026
OMFIT 2015-2	1,250	750	3.40%	2 years	05/21/2015	07/2025
OMFIT 2015-3	293	293	4.21%	5 years	09/29/2015	11/2028
OMFIT 2016-1 (c)	500	459	4.01%	3 years	02/10/2016	02/2029
OMFIT 2016-2 (d)	890	816	4.50%	2 years	03/23/2016	03/2028
OMFIT 2016-3 (e)	350	317	4.33%	5 years	06/07/2016	06/2031
OMFIT 2017-1 (f)	947	900	2.66%	2 years	09/06/2017	09/2032
Total consumer securitizations		7,680

Auto Securitization:
ODART 2016-1 (g)	754	188	2.91%	—	07/19/2016	Various
ODART 2017-1 (h)	300	268	2.61%	1 year	02/01/2017	Various
ODART 2017-2 (i)	605	575	2.63%	1 year	12/11/2017	Various
Total auto securitizations		1,031

Total secured structured financings		$8,711

*
Issue Amount includes the retained interest amounts as detailed below while the Current Note Amounts Outstanding balances include pay-downs subsequent to note issuance and exclude retained interest amounts.

(a)	SLFT 2016-A Securitization. We initially retained $32 million of the asset-backed notes.

(b)	SLFT 2017-A Securitization. We initially retained $26 million of the Class A notes, $2 million of the Class B notes, $2 million of the Class C notes and $3 million of the Class D notes.

(c) OMFIT 2016-1 Securitization. We initially retained $86 million of the Class C and Class D notes. On May 17, 2016, $45 million of the notes represented by Class C were sold.

(d)	OMFIT 2016-2 Securitization. We initially retained $157 million of the Class C and Class D notes. On July 25, 2016, $83 million of the notes represented by Class C were sold.

(e)	OMFIT 2016-3 Securitization. We initially retained $33 million of the Class D notes.

(f)
OMFIT 2017-1 Securitization. We initially retained $30 million of the Class A-1 notes, $6 million of the Class A-2 notes, $3 million of the Class B notes, $3 million of the Class C notes and $5 million of the Class D notes.

(g)
ODART 2016-1 Securitization. The maturity dates of the notes occur in January 2021 for the Class A notes, May 2021 for the Class B notes, September 2021 for the Class C notes and February 2023 for the Class D notes. We initially retained $54 million of the Class D notes.

(h)
ODART 2017-1 Securitization. The maturity dates of the notes occur in October 2020 for the Class A notes, June 2021 for the Class B notes, August 2021 for the Class C notes, December 2021 for the Class D notes, and January 2025 for the Class E notes. We initially retained $11 million of the Class A notes, $1 million of each of the Class B, Class C, and Class D notes, and the entire $18 million of the Class E notes.

(i)
ODART 2017-2 Securitization. The maturity dates of the notes occur in December 2021 for the Class A notes, November 2023 for the Class B notes, July 2024 for the Class C notes, October 2024 for the Class D notes, and November 2025 for the Class E notes. We initially retained $19 million of the Class A notes, $4 million of the Class B notes, $3 million of the Class C notes, $2 million of the Class D notes and $2 million of the Class E notes.

Schedule of borrowings under conduit facilities
As of December 31, 2017, our borrowings under conduit facilities consisted of the following:

(dollar in millions)	Note Maximum Balance	Amount Drawn	Revolving Period End	Backed by Loans Acquired from Subsidiaries of	Due and Payable (a)

First Avenue Funding, LLC	$250	$—	June 2018	SFC - auto loans	(b)
Seine River Funding, LLC	500	—	December 2019	SFC - personal loans	December 2022
OneMain Financial B6 Warehouse Trust	600	—	February 2019	OMFH - personal loans	February 2021
Rocky River Funding, LLC	250	—	September 2019	OMFH - personal loans	October 2020
OneMain Financial Funding VII, LLC	650	—	October 2019	OMFH - personal loans	November 2021
Thur River Funding, LLC	350	—	June 2020	SFC - personal loans	February 2027
OneMain Financial Funding IX, LLC	600	—	June 2020	OMFH - personal loans	July 2021
Mystic River Funding, LLC	850	—	September 2020	SFC - personal loans	October 2023
Fourth Avenue Auto Funding, LLC	250	—	September 2020	SFC - auto loans	October 2021
OneMain Financial Auto Funding I, LLC	750	—	October 2020	OMFH - auto loans	November 2027
Total	$5,050	$—

(a)
The date following the revolving period, that the principal balance of the outstanding loans, if any, will be reduced as cash payments are received on the underlying loans and will be due and payable in full.

(b)
For First Avenue Funding, LLC, principal amount of the notes, if any, will be reduced as cash payments are received on the underlying direct auto loans and will be due and payable in full 12 months following the maturity of the last direct auto loan held by First Avenue Funding, LLC.

During the 2017 period we voluntarily terminated the following conduit facilities concurrently with the execution of certain conduit facilities set forth in the table above:

Termination Date

Midbrook 2013-VFN1 Trust	4/13/2017
OneMain Financial B5 Warehouse Trust	4/13/2017
Sumner Brook 2013-VFN1 Trust	6/29/2017
Whitford Brook 2014-VFN1 Trust	7/14/2017
OneMain Financial B3 Warehouse Trust	7/14/2017
Springleaf 2013-VFN1 Trust	9/28/2017
Second Avenue Funding LLC	9/29/2017
OneMain Financial B4 Warehouse Trust	11/8/2017